Subsequent Events - Additional Information (Detail) $ in Thousands, $ in Thousands										4 Months Ended	12 Months Ended
	Apr. 17, 2019 MXN ($) $ / Barrel	Apr. 11, 2019 MXN ($)	Apr. 02, 2019 MXN ($)	Mar. 20, 2019 MXN ($)	Mar. 08, 2019 MXN ($)	Feb. 20, 2019 MXN ($)	Feb. 06, 2019 USD ($)	Jan. 31, 2019 MXN ($)	Dec. 24, 2015 MXN ($)	Apr. 17, 2019 USD ($) $ / $	Dec. 31, 2018 MXN ($) $ / Barrel	Dec. 31, 2018 USD ($) $ / Barrel	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Jan. 01, 2019 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Repayment of revolving credit lines											$ 841,033,392		$ 642,059,819		$ 614,987,329
Appreciation of the value of the peso in U.S. dollars terms	4.24%
Weighted average price of crude oil | $ / Barrel											44.69	44.69
U.S [member]
Disclosure of non-adjusting events after reporting period [line items]
Exchange rates												19.6829		19.7867
P.M.I. Holdings, B.V. [member]
Disclosure of non-adjusting events after reporting period [line items]
Repayment of revolving credit lines												$ 21,099,000		$ 14,914,000
Outstanding of revolving credit lines												$ 700,000		$ 350,000
Petroleos Mexicanos [member]
Disclosure of non-adjusting events after reporting period [line items]
Contribution through supporting program									$ 50,000,000
Subsequent event [member]
Disclosure of non-adjusting events after reporting period [line items]
Weighted average price of crude oil | $ / Barrel	63.03
Percentage increase in average price	41.04%
Legal proceedings damage sought by plaintiffs, related to work contracts							$ 240,448
Legal proceedings damage sought by plaintiffs, related to work estimates							$ 284
Subsequent event [member] | U.S [member]
Disclosure of non-adjusting events after reporting period [line items]
Exchange rates | $ / $										18.8489
Subsequent event [member] | P.M.I. Holdings, B.V. [member]
Disclosure of non-adjusting events after reporting period [line items]
Obtain of revolving credit lines										$ 4,275,000
Repayment of revolving credit lines										4,933,000
Outstanding of revolving credit lines										$ 42,000						$ 700,000
Subsequent event [member] | Petroleos Mexicanos [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of promissory notes issued	22			23		24
Contribution through supporting program	$ 6,531,968			$ 6,232,546		$ 5,912,165
Payment received from promissory note		$ 5,000,000			$ 10,000,000
Subsequent event [member] | Petroleos Mexicanos [member] | Pension and Retirement Plans [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of promissory notes issued	5
Contribution through supporting program	$ 28,063,511
Subsequent event [member] | Petroleos Mexicanos [member] | Board Of Directors [member]
Disclosure of non-adjusting events after reporting period [line items]
Contribution through supporting program								$ 25,000,000
Subsequent event [member] | Petroleos Mexicanos [member] | Promissory Note No. 3 [member]
Disclosure of non-adjusting events after reporting period [line items]
Payment received from promissory note			$ 3,815,055
Promissory note maturity date			Mar. 31, 2019